Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	We maintain an Equity Grant Timing Policy (the “Equity Grant Policy”), which provides that it is the Company’s policy to generally grant equity awards, including stock options, outside of blackout periods under our insider trading policy. With respect to grants of stock options to our named executive officers and to the extent a grant during a closed window is deemed necessary or appropriate by the Compensation Committee, awards typically may not occur during the period beginning four business days before and ending one business day after the filing of a Form 10-K or Form 10-Q or the filing or furnishing of a Form 8-K that contains material non-public information (“MNPI”). Under the Equity Grant Policy, annual equity grants to the Company’s employees are typically granted within one week following the first regularly scheduled Compensation Committee meeting each year (or, with respect to grants to the Chief Executive Officer, within one week following the first regularly scheduled Board meeting each year). Grants to new hires generally occur on the first business day of each month for new hires who commenced employment during the previous month. Employees, including the named executive officers, may enroll to purchase shares under the terms of our ESPP, with purchase dates generally in June and December of each year using payroll deductions accumulated during the prior six-month period.
Award Timing Method	Under the Equity Grant Policy, annual equity grants to the Company’s employees are typically granted within one week following the first regularly scheduled Compensation Committee meeting each year (or, with respect to grants to the Chief Executive Officer, within one week following the first regularly scheduled Board meeting each year). Grants to new hires generally occur on the first business day of each month for new hires who commenced employment during the previous month. Employees, including the named executive officers, may enroll to purchase shares under the terms of our ESPP, with purchase dates generally in June and December of each year using payroll deductions accumulated during the prior six-month period.
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	With respect to grants of stock options to our named executive officers and to the extent a grant during a closed window is deemed necessary or appropriate by the Compensation Committee, awards typically may not occur during the period beginning four business days before and ending one business day after the filing of a Form 10-K or Form 10-Q or the filing or furnishing of a Form 8-K that contains material non-public information (“MNPI”)
MNPI Disclosure Timed for Compensation Value	false